Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Total external revenues	$ 1,803	$ 4,389
Non-current asset geographic area [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Total non-current assets	149		$ 168
Total right of use assets	915		1,078
Total equipment	235		268
Total intangible assets	5,464		4,351
Product [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Total revenues by product	1,803	4,389
Cellular boosters and related accessories [Member] | Product [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Total revenues by product	1,213	2,867
Rugged devices and related accessories [Member] | Product [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Total revenues by product	590	1,522
EMEA [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Total external revenues	456	2,573
EMEA [Member] | Non-current asset geographic area [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Total non-current assets	149		168
Total right of use assets	682		890
Total equipment	213		234
Total intangible assets	5,395		4,257
USA [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Total external revenues	722	777
Canada [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Total external revenues	625	980
Canada [Member] | Non-current asset geographic area [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Total right of use assets	233		188
Total equipment	22		34
Total intangible assets	69		$ 94
Australia [Member]
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Total external revenues		$ 59